Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 22,883,344		$ 19,279,342
Less: Current portion	(2,227,096)		(2,485,053)
Total	20,656,248	$ 674,600	16,794,289
Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 22,883,344		$ 19,279,342
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	1.67%	1.67%	1.48%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	6.56%	6.56%	5.62%
Secured Long-Term Loan from Mega International Commercial Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 4,866		$ 9,732
Secured Long-Term Loan from Mega International Commercial Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 13,765		18,000
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 23,784		35,676
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		4,375
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 20,000		32,000
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 10,345		16,552
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 58,916		84,166
Secured Syndicated Loans from China Development Bank and 6 others (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from October 20, 2016 to October 19, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		1,915,577
Secured Syndicated Loans from China Development Bank and 6 others (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 11,766,832		12,415,200
Secured Long-Term Loan from First Commercial Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from First Commercial Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 35,668		47,000
Secured Long-Term Loan from KGI Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on December 25, 2026 with monthly interest payments.
Secured Long-Term Loan from KGI Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 21,000		21,000
Secured Long-Term Loan from Shanghai Commercial Bank(1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank(1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 16,650		22,200
Unsecured Long-Term Loan from Bank of China [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of China [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,515,790		1,797,364
Unsecured Long-Term Loan from Bank of Taiwan [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 24, 2023 to December 24, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,333,333		2,000,000
Unsecured Revolving Loan from First Commercial Bank (1) (Note A) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on February 25, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (1) (Note A) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		300,000
Unsecured Revolving Loan from First Commercial Bank (2) (Note A) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on March 15, 2026 with monthly interestpayments.
Unsecured Revolving Loan from First Commercial Bank (2) (Note A) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		300,000
Unsecured Revolving Loan from First Commercial Bank (3) (Note A) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on June 15, 2026 with monthly interestpayments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note A) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		200,000
Unsecured Revolving Loan from First Commercial Bank (4) (Note B) [Member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 800,000		0
Redemption	Settlement due on July 13, 2028 with monthly interest payments.
Secured Long-Term Loan from CTBC Bank [Member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 131,750		0
Redemption	Repayable semi-annually from September 25, 2023 to September 25, 2028 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from Taiwan Cooperative Bank (6) [Member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 34,400		0
Redemption	Repayable quarterly from December 28, 2023 to December 28, 2028 with monthly interest payments. Interest-only payment for the first year.
Unsecured Revolving Loan from CTBC Bank (Note D) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on July 20, 2025 with monthly interest payments.
Unsecured Revolving Loan from CTBC Bank (Note D) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 4,000,000		0
Secured Long-Term Loan from Shanghai Commercial Bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans			0
Redemption	Repayable quarterly from June 6, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 45,000
Secured Long-Term Loan from Shanghai Commercial Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans			0
Redemption	Repayable quarterly from March 23, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 4,980
Secured Long-Term Loan from Mega International Commercial Bank (3) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (3) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 46,265		60,500
Unsecured Revolving Loan from Yuanta Commercial Bank (Note C) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note C) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 3,000,000		$ 0